Long-Term Debt and Other Financial Liabilities - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities
Long-term debt and other financial liabilities	$ 322,891	$ 420,642
Total debt	322,891	420,642
Less deferred financing fees	(2,174)	(1,058)
Total debt, net of deferred finance costs	320,717	419,584
Less current portion, net of deferred financing fees	(43,644)	$ (419,584)
Long-term debt, net of current portion and deferred financing fees	$ 277,073